Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities:
Profit before taxes	$ 100,993,902	$ 5,131	$ 57,096,844	$ 23,477,595
Non-cash items	187,192,818		195,680,543	228,623,927
Changes in working capital:	(39,856,192)		(35,005,012)	(16,303,468)
Net cash flows provided by operating activities	248,330,528	12,617	217,772,375	235,798,054
Investing activities:
Purchase of property, plant and equipment	(143,888,033)	(7,310)	(119,185,137)	(138,707,157)
Acquisition of intangibles	(7,933,647)	(403)	(17,538,541)	(16,316,738)
Dividends received from associates	2,622,237		2,385,559	5,740,092
Proceeds from sale of plant, property and equipment	178,532	9	133,349	115,600
Acquisition of business, net of cash acquired	(310,604)	(16)	(6,878,793)	(1,823,813)
Partial sale of shares of associate company	548,484	28	340,040
Investment in associates companies				(3,487)
Net cash flows provided by (used in) investing activities	(148,783,031)	(7,559)	(140,743,523)	(150,995,503)
Financing activities:
Bank loans, net	(34,050,923)		(27,433,489)	(61,390,813)
Acquisition of no controlling interest	(115,821)	(6)	(11,930)	(2,280,278)
Interest paid	(30,869,017)	(1,568)	(31,196,441)	(32,125,872)
Sale of shares of subsidiaries				6,323,336
Repurchase of shares and others	(511,421)	(26)	(1,233,371)	(7,021,247)
Payment of dividends	(22,369,793)	(1,137)	(16,091,390)	(13,809,957)
Derivative financial instruments			(71,474)	(351,213)
Redemption of hybrid bond	(13,440,120)	(683)
Net cash flows used in financing activities	(101,357,095)	(5,150)	(76,038,095)	(110,656,044)
Net (decrease) increase in cash and cash equivalents	(1,809,598)	(92)	990,757	(25,853,493)
Adjustment to cash flow for exchange rate differences	(800,913)	(41)	61,333	3,911,844
Cash and cash equivalents at beginning of the period	24,270,473	1,233	23,218,383	45,160,032
Cash and cash equivalents at end of the period	21,659,962	$ 1,100	24,270,473	23,218,383
Parent [member]
Operating activities:
Profit before taxes	70,478,437		43,527,320	937,247
Non-cash items	(23,099,316)		(17,017,287)	(997,587)
Changes in working capital:	(49,040,542)		(18,973,478)	74,520,320
Net cash flows provided by operating activities	(1,661,421)		7,536,555	74,459,980
Investing activities:
Purchase of property, plant and equipment	(17,709)		16,526
Dividends received from associates	24,314,803		21,465,687	21,950
Proceeds from sale of plant, property and equipment				20,078
Partial sale of shares of associate company				756,444
Net cash flows provided by (used in) investing activities	24,297,094		21,482,213	798,472
Financing activities:
Bank loans, net	24,784,341		13,548,138	(39,598,698)
Interest paid	(24,802,363)		(24,009,216)	(24,826,139)
Repurchase of shares and others	(514,007)		(1,240,028)	(7,092,385)
Payment of dividends	(20,787,102)		(14,406,748)	(13,437,168)
Net cash flows used in financing activities	(21,319,131)		(26,107,854)	(84,954,390)
Net (decrease) increase in cash and cash equivalents	1,316,542		2,910,914	(9,695,938)
Cash and cash equivalents at beginning of the period	7,018,559		4,107,645	13,803,584
Cash and cash equivalents at end of the period	8,335,101		7,018,559	4,107,645
Wholly-owned guarantor subsidiary [member]
Operating activities:
Profit before taxes	(1,698,687)		(12,182,970)	(5,537,427)
Non-cash items	20,952,414		30,000,109	19,800,396
Changes in working capital:	(35,329,228)		(9,486)	9,130,768
Net cash flows provided by operating activities	(16,075,501)		17,807,653	23,393,737
Investing activities:
Purchase of property, plant and equipment	(4,031,228)		(5,571,410)	(7,860,232)
Acquisition of intangibles	(2,993,373)		(3,053,345)	(4,947,506)
Dividends received from associates			970,000
Acquisition of business, net of cash acquired			(3,381,505)	(2,796,254)
Investment in associates companies	(5,092,881)		1,925,898	663,203
Net cash flows provided by (used in) investing activities	(12,117,482)		(9,110,362)	(14,940,789)
Financing activities:
Interest paid	26,385,526		(7,092,098)	(7,972,827)
Net cash flows used in financing activities	26,385,526		(7,092,098)	(7,972,827)
Net (decrease) increase in cash and cash equivalents	(1,807,457)		1,605,193	480,121
Cash and cash equivalents at beginning of the period	3,553,352		1,948,159	1,468,036
Cash and cash equivalents at end of the period	1,745,895		3,553,352	1,948,159
Combined non-guarantor subsidiaries [member]
Operating activities:
Profit before taxes	78,176,117		35,230,373	28,077,775
Non-cash items	149,503,016		171,062,158	209,821,118
Changes in working capital:	(61,332,380)		(66,062,629)	(93,359,195)
Net cash flows provided by operating activities	166,346,753		140,229,902	144,539,698
Investing activities:
Purchase of property, plant and equipment	(139,839,096)		(113,630,253)	(130,846,925)
Acquisition of intangibles	(4,940,274)		(14,485,196)	(11,369,232)
Dividends received from associates	2,622,237		2,385,559	5,988,938
Proceeds from sale of plant, property and equipment	178,532		133,349	95,522
Acquisition of business, net of cash acquired	(310,604)		(3,497,288)	(1,823,813)
Partial sale of shares of associate company	548,484		340,040	2,796,254
Investment in associates companies				(666,690)
Net cash flows provided by (used in) investing activities	(141,740,721)		(128,753,789)	(135,825,946)
Financing activities:
Bank loans, net	19,592,788		16,382,838	(21,792,115)
Acquisition of no controlling interest	(115,821)		(11,930)	(2,280,278)
Interest paid	(6,066,654)		(7,187,225)	(5,922,267)
Paid-In capital				(756,444)
Sale of shares of subsidiaries				6,323,336
Repurchase of shares and others	2,586		6,657	71,138
Payment of dividends	(25,897,494)		(24,120,329)	(643,585)
Derivative financial instruments			(71,474)	(351,213)
Redemption of hybrid bond	(13,440,120)
Net cash flows used in financing activities	(25,924,715)		(15,001,463)	(25,351,428)
Net (decrease) increase in cash and cash equivalents	(1,318,683)		(3,525,350)	(16,637,676)
Adjustment to cash flow for exchange rate differences	(800,913)		61,333	3,911,844
Cash and cash equivalents at beginning of the period	13,698,562		17,162,579	29,888,412
Cash and cash equivalents at end of the period	11,578,966		13,698,562	17,162,579
Eliminations [member]
Operating activities:
Profit before taxes	(45,961,965)		(9,477,879)
Non-cash items	39,836,704		11,635,563
Changes in working capital:	105,845,958		50,040,581	(6,595,361)
Net cash flows provided by operating activities	99,720,697		52,198,265	(6,595,361)
Investing activities:
Dividends received from associates	(24,314,803)		(22,435,687)	(270,796)
Acquisition of business, net of cash acquired				2,796,254
Partial sale of shares of associate company				(3,552,698)
Investment in associates companies	5,092,881		(1,925,898)
Net cash flows provided by (used in) investing activities	(19,221,922)		(24,361,585)	(1,027,240)
Financing activities:
Bank loans, net	(78,428,052)		(57,364,465)
Interest paid	(26,385,526)		7,092,098	6,595,361
Paid-In capital				756,444
Payment of dividends	24,314,803		22,435,687	270,796
Net cash flows used in financing activities	$ (80,498,775)		$ (27,836,680)	$ 7,622,601